Short-term loans	12 Months Ended
Dec. 31, 2015
Short-term Debt [Abstract]
Short-term loans

15. Short-term loans

On July 31, 2015, the Company issued a US$400,000 convertible note to a subsidiary of Tencent for a cash consideration of US$400,000 (“Original Convertible Note”) (See also Note 4(b)(ii)). The Original Convertible Note was issued at par, bearing a base interest rate of 5% per annum, with December 20, 2015 being the maturity date (“Original Maturity Date”). Pursuant to the note agreement, the Company was allowed to early repay the whole or any part of the principal amount of the note prior to the Original Maturity Date, without premium or penalty and Tencent shall have the right to convert all or portion of the outstanding loan amount into ordinary shares of the Company at a discount if the loan together with interest accrued is not paid on the Original Maturity Date.

On December 11, 2015, which was before the Original Maturity Date, the Company issued 4,267,344 Class A ordinary shares to Tencent to early repay US$125,000 principal amount and settle the accrued interest of US$7,288 of the Original Convertible Note. Also on the same date, the Company and Tencent entered into an amendment to the Original Convertible Note (the “Note Amendment”), pursuant to which the Original Convertible Note was replaced by a new convertible note (the “Amended Convertible Note”) issued to Tencent. The principal amount of the Amended Convertible Note was US$275,000, the interest rate was increased to 6% and the maturity date of the Amended Convertible Note was June 20, 2016.

The Company determined that the Note Amendment was accounted for as a debt modification, not a debt extinguishment because the changes of the cash flow before and after the Note Amendment were less than 10% pursuant to ASC 470-50-40-12. Therefore, interest expense for the period from July 31, 2015 to December 11, 2015 was recognized based on 5% per annum and principal amount of the Original Convertible Note, and subsequently, interest expense for the period from December 12, 2015 to December 31, 2015 was recognized based on 6% per annum and the reduced principal amount of the Amended Convertible Note.

The Company determined that the embedded features of the Original and Amended Convertible Note are not required to be bifurcated and accounted for as derivatives because they are neither assessed to be material nor are considered clearly and closely related to the economic characteristics and risks of the host debt contract pursuant to ASC 815-15-25-1(a) and ASC 815-15-25-42.

In April 2016, the Company early repaid the remaining US$275,000 principal amount and settled the accrued interest of US$5,063 of the Amended Convertible Note. Please see Note 25 subsequent event for detail.